Investments (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Impairment loss on investments		¥ (10,000)	¥ 10,000